Form N-1A Supplement	May 08, 2026
MetLife Core Plus Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

THE ADVISORS’ INNER CIRCLE FUND III

MetLife Core Plus Fund

MetLife Multi-Sector Fixed Income Fund

(each, a “Fund” and together, the “Funds”)

Supplement dated May 8, 2026

to the Funds’ Prospectus dated March 1, 2026

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective immediately, the Prospectus is hereby amended and supplemented as follows:

1.       In the “Fund Fees and Expenses” section for each Fund, the “Annual Fund Operating Expenses” table and the “Example” are deleted and replaced with the following, as applicable:

MetLife Multi-Sector Fixed Income Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

THE ADVISORS’ INNER CIRCLE FUND III

MetLife Core Plus Fund

MetLife Multi-Sector Fixed Income Fund

(each, a “Fund” and together, the “Funds”)

Supplement dated April 29, 2026

to the Funds’ Prospectus dated March 1, 2026

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective immediately, the Prospectus is hereby amended and supplemented as follows:

1.       In the “Fund Fees and Expenses” section for each Fund, the “Annual Fund Operating Expenses” table and the “Example” are deleted and replaced with the following, as applicable: